Expense Example - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774